UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: December 1, 2015 – February 29, 2016

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS - 0.0%**
Communications - 0.0%**
Cengage Learning Acquisitions, Inc.*,††	3,457	$64,819
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	335,401	24
Total Common Stocks
(Cost $196,350)		64,843
PREFERRED STOCKS - 1.2%
Industrial - 1.2%
Seaspan Corp.
9.50%††,2,3	200,000	4,866,000
Financial – 0.0%**
GSC Partners CDO Fund V Ltd.
11/20/16*,†††,1,4,5,6	475	–
Total Preferred Stocks
(Cost $5,023,423)		4,866,000

	Face
	Amount	Value
MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%7	5,342,855	5,342,855
Total Money Market Fund
(Cost $5,342,855)		5,342,855

	Face
	Amount	Value
MUNICIPAL BONDS†† - 113.9%
California - 23.2%
Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds8
7.00% due 07/01/41	10,000,000	11,806,100
7.00% due 07/01/41	10,000,000	11,776,200
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds8
7.10% due 08/01/40	7,755,000	10,493,446
6.80% due 08/01/30	2,245,000	2,851,666
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds8
7.70% due 11/01/30	10,000,000	12,461,199
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/333	10,000,000	11,080,400
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	7,500,000	9,070,200

	Face
	Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
California - 23.2% (continued)
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds8
6.95% due 07/01/40	$5,000,000	$5,934,350
Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds8
7.02% due 08/01/40	5,000,000	5,831,400
Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds
7.12% due 08/01/283	3,330,000	3,906,456
Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project
8.00% due 11/01/20	3,000,000	3,277,530
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable8
7.25% due 08/01/283	1,025,000	1,310,688
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/253	660,000	797,465
6.05% due 08/01/213	340,000	385,186
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/263	1,000,000	1,180,370

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
California - 23.2% (continued)
Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable
6.70% due 02/01/263	$500,000	$637,260
Total California		92,799,916
Illinois - 11.5%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable8
8.15% due 04/01/41	5,000,000	5,760,400
7.95% due 04/01/353	4,500,000	5,172,075
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds8
6.90% due 01/01/40	5,100,000	5,972,354
Illinois, General Obligation Bonds, Taxable Build America Bonds8
7.35% due 07/01/35	5,000,000	5,498,050
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40	3,575,000	3,232,229
5.43% due 01/01/42	1,870,000	1,546,135
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/343	4,210,000	4,621,274
Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds8
6.52% due 12/01/403	5,000,000	3,718,500
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds8
6.74% due 11/01/403	2,990,000	3,504,908
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds
7.23% due 10/15/353	3,000,000	3,375,480
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds8
7.03% due 04/15/323	2,000,000	2,258,760

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
Illinois - 11.5% (continued)
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	$930,000	$1,007,497
6.73% due 04/01/35	200,000	219,128
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39	195,000	148,477
Total Illinois		46,035,267
Washington - 10.4%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds8
7.40% due 04/01/41	6,675,000	9,690,098
7.10% due 04/01/32	3,325,000	4,424,112
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/403	5,800,000	6,770,746
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds8
6.79% due 07/01/40	5,000,000	6,482,050
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds8
6.50% due 05/01/303	5,000,000	6,176,250
Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds8
6.48% due 12/01/30	5,000,000	5,755,050
Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds8
6.40% due 12/01/303	2,000,000	2,215,360
Total Washington		41,513,666
New Jersey - 6.5%
New Jersey Turnpike Authority Revenue Bonds
7.10% due 01/01/41	10,000,000	14,239,400
Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project
7.75% due 07/01/343	8,000,000	9,389,360
7.85% due 07/01/353	2,000,000	2,347,380
Total New Jersey		25,976,140
Pennsylvania - 6.4%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30	10,720,000	10,851,427

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
Pennsylvania - 6.4% (continued)
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/293	$6,870,000	$9,046,416
Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds8
7.14% due 12/15/353	4,865,000	5,494,434
Total Pennsylvania		25,392,277
Indiana - 6.3%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds8
6.50% due 07/15/30	10,000,000	11,842,100
Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds
6.50% due 01/15/303	8,690,000	10,210,837
Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B
5.90% due 04/01/343	2,920,000	3,203,357
Total Indiana		25,256,294
New York - 6.3%
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds8
6.55% due 11/15/31	5,000,000	6,591,150
7.13% due 11/15/30	5,000,000	5,993,800
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds8
8.57% due 11/01/40	10,000,000	12,438,900
Total New York		25,023,850
Texas - 6.2%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds8
7.09% due 01/01/423	10,000,000	13,389,200

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
Texas - 6.2% (continued)
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds8
6.70% due 08/15/363	$10,000,000	$11,542,900
Total Texas		24,932,100
Michigan - 5.7%
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,8
6.85% due 05/01/403	5,000,000	5,318,500
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/263	2,500,000	2,722,525
6.50% due 05/01/293	2,000,000	2,164,100
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/263	3,000,000	3,386,850
Detroit City School District General Obligation Unlimited
7.75% due 05/01/393	2,640,000	3,284,820
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/293	2,640,000	2,891,328
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,680,209
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/263	1,000,000	1,086,200

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
Michigan - 5.7% (continued)
Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment
6.30% due 05/01/263	$415,000	$467,950
Total Michigan		23,002,482
Florida - 4.3%
County of Miami-Dade Florida Transit System Revenue Bonds
6.91% due 07/01/393	10,000,000	11,390,700
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds8
7.78% due 09/01/40	5,000,000	5,958,950
Total Florida		17,349,650
West Virginia - 3.7%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 20108
7.65% due 04/01/40	10,000,000	14,694,800
Ohio - 3.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28	5,000,000	6,584,400
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/293	2,500,000	2,935,575
Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable8
8.22% due 02/15/403	1,950,000	2,468,076
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,230,000	1,343,062
Total Ohio		13,331,113
Colorado - 3.1%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds8
7.02% due 03/15/313	7,500,000	8,967,600

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
Colorado - 3.1% (continued)
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	$2,500,000	$3,377,225
Total Colorado		12,344,825
Vermont - 2.7%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds8
7.21% due 07/01/403	7,500,000	8,523,900
6.10% due 07/01/253	2,155,000	2,439,848
Total Vermont		10,963,748
Alabama - 2.7%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds8
7.20% due 09/01/383	5,000,000	5,437,500
7.10% due 09/01/353	3,000,000	3,245,550
7.25% due 09/01/403	2,000,000	2,189,920
Total Alabama		10,872,970
Nevada - 2.7%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds8
7.90% due 07/01/40	5,050,000	5,999,450
7.60% due 07/01/30	1,500,000	1,777,350
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds8
6.88% due 07/01/423	1,425,000	1,607,030
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds8
7.10% due 06/01/393	1,200,000	1,379,676
Total Nevada		10,763,506
Louisiana - 2.5%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/213	8,000,000	8,803,360
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds8
7.20% due 02/01/423	1,055,000	1,125,136
Total Louisiana		9,928,496
Mississippi - 2.0%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project8
6.84% due 06/01/353	5,000,000	5,744,600

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 113.9% (continued)
Mississippi - 2.0% (continued)
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project8
7.27% due 01/01/32	$1,000,000	$1,113,240
7.39% due 01/01/40	905,000	1,003,392
Total Mississippi		7,861,232
South Carolina - 1.7%
Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds
7.33% due 07/01/403	5,000,000	6,713,200
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/223	5,000,000	5,696,050
South Dakota - 0.9%
Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds
7.50% due 12/15/40	3,490,000	3,766,687
Puerto Rico - 0.4%
Puerto Rico Electric Power Authority Revenue Bonds
5.25% due 07/01/32	1,000,000	1,010,440
0.93% due 07/01/294	400,000	291,720
Total Puerto Rico		1,302,160
Total Municipal Bonds
(Cost $383,702,052)		455,520,429
ASSET BACKED SECURITIES†† - 8.0%
Collateralized Loan Obligations - 6.5%
Churchill Financial Cayman Ltd.
2007-1A, 1.87% due 07/10/193,4,5	2,000,000	1,962,297
2007-1A, 8.37% due 07/10/193,5	1,000,000	1,004,562
2007-1A, 3.22% due 07/10/193,4,5	1,000,000	982,645
KVK CLO Ltd.
2014-3A, 2.72% due 10/15/264,5	2,000,000	1,792,212
2014-3A, 3.62% due 10/15/264,5	1,000,000	892,456
THL Credit Wind River 2014-2 CLO Ltd.
2014-2A, 2.82% due 07/15/264,5	1,000,000	946,701
2014-2A, 3.82% due 07/15/264,5	750,000	695,505

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.5% (continued)
KKR Financial CLO Ltd.
2007-1A, 5.62% due 05/15/214,5	$750,000	$746,790
2007-1A, 2.87% due 05/15/213,4,5	500,000	491,405
CIFC Funding Ltd.
2014-1A, 3.69% due 08/14/244,5	400,000	385,520
2014-2A, 3.47% due 05/24/264,5	250,000	231,674
2007-1A, 2.12% due 05/10/214,5	200,000	185,805
2013-2A, 4.22% due 04/21/254,5	200,000	162,739
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.32% due 02/17/263,4,5	1,000,000	928,803
Anchorage Capital CLO 2012-1 Ltd.
2012-1A, 3.42% due 01/13/253,4,5	1,000,000	919,905
Dryden XXXI Senior Loan Fund
2014-31A, 4.12% due 04/18/264,5	900,000	694,381
Eastland CLO Ltd.
2007-1A, 0.95% due 05/01/223,4,5	550,000	524,894
ACRE Commercial Mortgage Trust
2014-FL2, 2.93% due 08/15/313,4,5	500,000	493,722
Marathon CLO VII Ltd.
2014-7A, 4.12% due 10/28/254,5	500,000	471,945
Silver Spring CLO Ltd.
2014-1A, 2.67% due 10/15/264,5	500,000	466,727
Neuberger Berman CLO XV
2013-15A, 3.47% due 10/15/254,5	500,000	466,690
COA Summit CLO Limited
2014-1A, 3.42% due 04/20/234,5	500,000	466,175
Shackleton I CLO Ltd.
2012-1A, 5.37% due 08/14/234,5	500,000	455,728
MCF CLO I LLC
2013-1A, 6.37% due 04/20/234,5	500,000	427,875
Galaxy XVI CLO Ltd.
2013-16AD, 3.97% due 11/16/254,5	500,000	388,010

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.5% (continued)
Gramercy Park CLO Ltd.
2014-1A, 4.67% due 07/17/233,4,5	$250,000	$232,155
2012-1A, 0.00% due 07/17/235	250,000	133,306
TICP CLO II Ltd.
2014-2A, 3.62% due 07/20/264,5	400,000	361,511
Cratos CLO Ltd.
2007-1A, 1.72% due 05/19/213,4,5	300,000	291,898
DIVCORE CLO Ltd.
2013-1A, 4.33% due 11/15/323,4,5	250,000	245,639
Regatta V Funding Ltd.
2014-1A, 3.77% due 10/25/264,5	250,000	245,099
Black Diamond CLO Delaware Corp.
2005-2A, 2.42% due 01/07/184,5	250,000	241,762
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 4.17% due 10/22/264,5	250,000	239,465
Venture XII CLO Ltd.
2013-12A, 4.14% due 02/28/244,5	250,000	238,451
Race Point V CLO Ltd.
2014-5A, 4.26% due 12/15/224,5	250,000	236,910
Battalion CLO Ltd.
2007-1A, 2.77% due 07/14/224,5	250,000	236,466
ALM VII R-2 Ltd.
2013-7R2A, 4.07% due 04/24/244,5	250,000	236,369
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.92% due 10/25/264,5	250,000	236,085
Blue Hill CLO Ltd.
2013-1A, 3.62% due 01/15/264,5	250,000	236,032
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.92% due 07/25/254,5	250,000	235,885
Greywolf CLO III Ltd.
2014-1A, 3.47% due 04/22/264,5	250,000	234,683
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.17% due 10/15/264,5	250,000	234,479
Rockwall CDO Ltd.
2007-1A, 1.17% due 08/01/244,5	250,000	233,375

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.5% (continued)
Ocean Trails CLO IV
2013-4A, 3.62% due 08/13/254,5	$250,000	$232,321
Oaktree EIF II Series Ltd.
2014-A2, 3.82% due 11/15/254,5	250,000	232,310
Cerberus Onshore II CLO LLC
2014-1A, 4.62% due 10/15/234,5	250,000	231,041
Newstar Commercial Loan Funding LLC
2013-1A, 5.12% due 09/20/234,5	250,000	230,682
WhiteHorse VIII Ltd.
2014-1A, 3.37% due 05/01/264,5	250,000	226,524
ALM VII R Ltd.
2013-7RA, 4.07% due 04/24/244,5	250,000	225,654
Black Diamond CLO Ltd.
2014-1A, 3.47% due 02/06/264,5	250,000	225,615
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.62% due 04/25/263,4,5	250,000	224,848
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.82% due 05/01/224,5	250,000	223,624
Mountain Hawk I CLO Ltd.
2013-1A, 3.34% due 01/20/244,5	250,000	218,555
Regatta Funding Ltd.
2007-1X, 3.81% due 06/15/204	200,000	193,227
OHA Credit Partners VIII Ltd.
2013-8A, 4.12% due 04/20/254,5	250,000	191,555
Gallatin CLO VII Ltd.
2014-1A, 4.38% due 07/15/233,4,5	200,000	185,073
Mountain Hawk II CLO Ltd.
2013-2A, 3.77% due 07/22/244,5	250,000	184,543
Octagon Investment Partners XXI Ltd.
2014-1A, 7.22% due 11/14/264,5	250,000	169,459
Longfellow Place CLO Ltd.
2013-1A, 6.37% due 01/15/244,5	250,000	165,165
Octagon Investment Partners XV Ltd.
2013-1A, 5.37% due 01/19/254,5	250,000	164,752

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.5% (continued)
TICP CLO I Ltd.
2014-1A, 5.12% due 04/26/264,5	$300,000	$163,500
Octagon Investment Partners XX Ltd.
2014-1A, 5.87% due 08/12/264,5	250,000	150,729
Carlyle Global Market Strategies CLO Ltd.
2012-3A, 10/04/243,5,6	250,000	127,331
Great Lakes CLO Ltd.
2012-1A, 01/15/233,5,6	250,000	118,721
Atlas Senior Loan Fund II Ltd.
2012-2A, 01/30/243,5,6	250,000	106,786
Finn Square CLO Ltd.
2012-1A, 12/24/235,6	250,000	106,005
Ares XXVI CLO Ltd.
2013-1A, 04/15/253,5,6	250,000	96,070
Ares XXV CLO Ltd.
2013-3A, 01/17/243,5,6	250,000	74,205
West CLO Ltd.
2013-1A, 11/07/255,6	250,000	66,388
BlackRock Senior Income Series Corp.
2004-1A, 09/15/16†††,1,3,5,6	99,289	–
Total Collateralized Loan Obligations		26,069,419
Collateralized Debt Obligations - 1.5%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.90% due 08/15/564,5	1,704,365	1,520,866
N-Star REL CDO VIII Ltd.
2006-8A, 0.80% due 02/01/413,4,5	1,500,000	1,429,867
Putnam Structured Product Funding
2008-1A, 0.88% due 10/15/383,4,5	1,245,150	1,231,604
SRERS Funding Ltd.
2011-RS, 0.68% due 05/09/464,5	606,656	576,810
Highland Park CDO I Ltd.
2006-1A, 1.03% due 11/25/514,5	250,000	188,253
2006-1A, 0.96% due 11/25/51†††,1,3,4,5	192,458	187,810
Putnam Structured Product CDO Ltd.
2002-1A, 1.11% due 01/10/383,4,5	368,083	351,300

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Debt Obligations - 1.5% (continued)
Pasadena CDO Ltd.
2002-1A, 1.42% due 06/19/374,5	$257,184	$250,311
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.05% due 11/21/404,5	250,000	235,956
Diversified Asset Securitization Holdings II, LP
2000-1X, 1.00% due 09/15/354	20,732	20,408
Total Collateralized Debt Obligations		5,993,185
Transportation - 0.0%**
Raspro Trust
2005-1A, 0.97% due 03/23/243,4,5	61,190	58,503
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/183,9	16,044	15,782
Total Transportation		74,285
Credit Cards - 0.0%**
Credit Card Pass-Through Trust
2012-BIZ, 0.00%2,3,5	73,401	58,717
Total Asset Backed Securities
(Cost $33,089,513)		32,195,606
SENIOR FLOATING RATE INTERESTS††,4 - 4.5%
Industrial - 1.4%
NVA Holdings, Inc.
4.75% due 08/14/21	1,092,516	1,064,479
Spring Industries, Inc.
7.50% due 06/01/21†††,1	500,000	488,054
LSF9 Cypress
7.25% due 10/09/22	500,000	472,085
Transdigm, Inc.
3.75% due 06/04/21	492,500	469,845
NaNa Development Corp.
8.00% due 03/15/18	450,000	382,500
Hunter Defense Technologies
8.00% due 08/04/19	375,000	356,250
Prolamina
5.75% due 08/18/22	299,927	291,430
Data Device Corp.
7.00% due 07/15/20	291,038	288,855
Multiplan, Inc.
3.75% due 03/19/21	289,283	281,872
Element Materials Technology
5.00% due 08/06/21	270,185	269,509
Amber Bidco Foster + Partners
4.28% due 06/30/21†††,1	250,000	246,164

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 4.5% (continued)
Industrial - 1.4% (continued)
Quanex Building Products Corp.
5.00% due 11/01/22	$250,000	$243,958
SIRVA Worldwide, Inc.
7.50% due 03/27/19	237,282	224,231
Goodpack Ltd.
4.75% due 09/09/21	207,976	184,059
SI Organization
5.75% due 11/22/19	175,569	171,473
Hunter Fan Co.
6.50% due 12/20/17	74,839	73,342
Total Industrial		5,508,106
Technology - 1.1%
TIBCO Software, Inc.
6.50% due 12/04/20	693,000	609,841
Greenway Medical Technologies
6.00% due 11/04/20	637,000	512,785
Aspect Software, Inc.
7.25% due 05/07/16	301,878	273,954
9.25% due 05/09/16	253,823	230,344
Avaya, Inc.
6.25% due 05/29/20	526,719	308,494
6.50% due 03/30/18	290,510	194,485
Advanced Computer Software
6.50% due 03/18/22	496,250	466,475
EIG Investors Corp.
6.23% due 11/09/19	437,063	405,376
First Data Corp.
3.70% due 03/23/18	350,000	345,275
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	343,000	330,995
Sabre, Inc.
4.00% due 02/19/19	291,992	288,926
Quorum Business Solutions
5.75% due 08/07/21	217,800	214,533
Wall Street Systems
4.50% due 04/30/21	192,935	189,076
Total Technology		4,370,559
Consumer, Non-cyclical - 0.7%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	794,000	774,810
5.50% due 12/21/22	465,905	452,654
Taxware Holdings
7.50% due 04/01/22†††,1	497,500	503,077
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/21	493,750	477,703
American Tire Distributors, Inc.
5.25% due 09/24/21	295,611	286,559
Targus Group International, Inc.
13.75% due 05/24/16	212,802	122,361
15.00% due 12/31/19†††,1	55,245	55,245
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	98,250	94,320

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 4.5% (continued)
Consumer, Non-cyclical - 0.7% (continued)
Targus International LLC
15.00% due 12/31/19†††,1	$18,415	$18,415
Total Consumer, Non-cyclical		2,785,144
Financial - 0.5%
Magic Newco, LLC
5.00% due 12/12/18	967,527	962,931
12.00% due 06/12/19	100,000	102,917
Safe-Guard
6.25% due 08/19/21	509,643	495,628
Integro Parent, Inc.
6.75% due 10/08/22	217,130	206,273
6.75% due 10/31/22	32,870	31,629
Expert Global Solutions, Inc.
8.50% due 04/03/18	102,371	100,153
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	155,909	78,344
Total Financial		1,977,875
Consumer, Cyclical - 0.5%
Ceridian Corp.
4.50% due 09/15/20	712,468	629,345
LA Fitness International LLC
5.50% due 07/01/20	492,500	461,103
Neiman Marcus Group, Inc.
4.25% due 10/25/20	245,614	205,498
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	197,155	187,133
Minimax Viking
4.00% due 08/14/20	148,504	146,399
Sears Holdings Corp.
5.50% due 06/30/18	99,745	91,703
Navistar, Inc.
6.50% due 08/07/20	99,750	85,952
J. Crew Group, Inc.
4.00% due 03/05/21	98,496	65,948
Container Store, Inc.
4.25% due 04/06/19	79,223	54,532
Total Consumer, Cyclical		1,927,613
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	990,000	949,578
Univision Communications, Inc.
4.00% due 03/01/20	98,434	95,522
Total Communications		1,045,100
Energy - 0.0%**
PSS Companies
5.50% due 01/28/20	196,431	137,502
Total Senior Floating Rate Interests
(Cost $18,938,999)		17,751,899

	Face Amount	Value
CORPORATE BONDS†† - 3.2%
Energy - 1.0%
EQT Corp.
8.13% due 06/01/19	$1,200,000	$1,235,267
Hess Corp.
8.13% due 02/15/19	650,000	675,518

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 3.2% (continued)
Energy - 1.0% (continued)
Antero Resources Corp.
5.63% due 06/01/235	$600,000	$513,000
5.38% due 11/01/21	100,000	86,500
Husky Energy, Inc.
3.95% due 04/15/22	250,000	215,607
4.00% due 04/15/24	195,000	165,843
Equities Corp.
4.88% due 11/15/21	250,000	222,638
Buckeye Partners, LP
4.35% due 10/15/24	250,000	206,691
Halcon Resources Corp.
8.63% due 02/01/205	300,000	165,750
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	200,000	150,000
Comstock Resources, Inc.
10.00% due 03/15/205	350,000	126,875
Approach Resources, Inc.
7.00% due 06/15/21	500,000	100,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/229,10	628,500	97,732
SandRidge Energy, Inc.
8.75% due 06/01/205	450,000	86,670
FTS International, Inc.
8.01% due 06/15/204,5	100,000	61,118
Total Energy		4,109,209
Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24	3,150,000	2,440,903
TPC Group, Inc.
8.75% due 12/15/205	238,000	149,940
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	91,950	25,746
1.00% due 09/10/44†††,1	1,918	–
Total Basic Materials		2,616,589
Consumer, Non-cyclical - 0.6%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,757,660
ADT Corp.
6.25% due 10/15/213	200,000	195,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/175	100,000	101,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/215	100,000	101,000
WEX, Inc.
4.75% due 02/01/235	100,000	87,500
Total Consumer, Non-cyclical		2,242,660
Communications - 0.3%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	600,000	652,500
DISH DBS Corp.
5.88% due 11/15/24	250,000	224,638

	Face Amount	Value
CORPORATE BONDS†† - 3.2% (continued)
Communications - 0.3% (continued)
Avaya, Inc.
7.00% due 04/01/195	$150,000	$92,250
Total Communications		969,388
Consumer, Cyclical - 0.2%
Hyatt Hotels Corp.
4.85% due 03/15/26	850,000	849,320
PF Chang's China Bistro, Inc.
10.25% due 06/30/203,5	125,000	106,563
Total Consumer, Cyclical		955,883
Financial - 0.2%
Columbia Property Trust Operating Partnership LP
5.88% due 04/01/18	750,000	800,072
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/205	125,000	96,250
Total Financial		896,322
Industrial - 0.2%
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	524,000
Novelis, Inc.
8.75% due 12/15/20	200,000	185,500
CEVA Group plc
7.00% due 03/01/215	225,000	181,125
Total Industrial		890,625
Technology - 0.0%**
Aspect Software, Inc.
10.63% due 05/15/17†††,1,3	180,000	95,137
Total Corporate Bonds
(Cost $14,261,524)		12,775,813
Collateralized Mortgage Obligations†† - 1.0%
Residential Mortgage Backed Securities - 1.0%
LSTAR Securities Investment Trust
2015-4, 2.43% due 04/01/204,5	999,678	980,983
2014-1, 3.54% due 09/01/214,5	876,556	871,472
2015-10, 2.43% due 11/02/204,5	334,249	327,998
2015-2, 2.43% due 01/01/204,5	224,293	219,470
GSMSC Resecuritization Trust
2015-7R, 0.58% due 09/26/37†††,4,5	587,301	519,850

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
Collateralized Mortgage Obligations†† - 1.0% (continued)
Residential Mortgage Backed Securities - 1.0% (continued)
Banc of America Funding Trust
2015-R4, 0.61% due 01/27/35†††,4,5	$446,190	$404,677
Nomura Resecuritization Trust
2012-1R, 0.88% due 08/27/473,4,5	406,245	380,324
Soundview Home Loan Trust
2007-1, 0.61% due 03/25/374	205,808	183,791

	Face
	Amount	Value
Collateralized Mortgage Obligations†† - 1.0% (continued)
Residential Mortgage Backed Securities - 1.0% (continued)
CSMC Series
2014-6R, 0.61% due 09/27/364,5	$160,018	$149,322
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1, 0.67% due 02/25/364	29,205	23,839
Total Residential Mortgage Backed Securities		4,061,726
Total Collateralized Mortgage Obligations
(Cost $4,090,701)		4,061,726
Total Investments - 133.2%
(Cost $464,645,417)		$532,579,171
Other Assets & Liabilities, net - (33.2)%		(132,717,790)
Total Net Assets - 100.0%		$399,861,381

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of fair valued securities amounts to $1,619,672, (cost $2,985,093) or 0.4% of total net assets.
2	Perpetual maturity.
3
All or a portion of these securities have been physically segregated or earmarked in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 29, 2016, the total market value of the segregated or earmarked securities was $217,489,947.

4	Variable rate security. Rate indicated is rate effective at February 29, 2016.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $37,689,826 (cost $39,539,448), or 9.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
7	Rate indicated is the 7-day yield as of February 29, 2016.
8	Taxable municipal bond issued as part of the Build America Bond program.
9
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $113,514 (cost $514,359), or less than 0.1% of total net assets.

10	Security is in default of interest and/or principal obligations.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes inputs used to value the Trust’s investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Municipal Bonds	$-	$455,520,429	$-		$455,520,429
Asset Backed Securities	-	32,007,796	187,810		32,195,606
Senior Floating Rate Interests	-	16,440,944	1,310,955		17,751,899
Corporate Bonds	-	12,654,930	120,883		12,775,813
Preferred Stocks	-	4,866,000	-	*	4,866,000
Collateralized Mortgage Obligations	-	3,137,199	924,527		4,061,726
Common Stocks	-	64,819	24		64,843
Money Market Fund	5,342,855	-	-		5,342,855
Total Assets	$5,342,855	$524,692,117	$2,544,199		$532,579,171
Liabilities
Swap Agreements	$-	$2,139,919	$-		$2,139,919
Total Liabilities	$-	$2,139,919	$-		$2,139,919
* Market value is less than $1.
** Other financial instruments may include swap agreements, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 2/29/2016	Valuation Technique	Unobservable Inputs
Senior Floating Rate Interests	$ 1,310,955	Enterprise Value	Valuation Multiple*
Collateralized Mortgage Obligations	924,527	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Asset Backed Securities	187,810	Broker Quote	Indicative Quote
Corporate Bonds	95,137	Enterprise Value	Valuation Multiple*
Corporate Bonds	25,746	Model Priced	Liquidation Value
*Valuation multiples utilized ranged from 4.7 to 12.6.

Any remaining Level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2015 compared to the valuation levels at then end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2	$ 4,866,000
Transfer from Level 1 to Level 3	24
Transfer from Level 2 to Level 3	282,947
Transfer from Level 3 to Level 2	58,717
Totals	$ 5,207,688

The transfer from Level 1 to Level 2 and from Level 1 to Level 3 is the result of a lack of an active market. The transfer from Level 2 to Level 3 is the result of a lack of vendor price.  The transfer from Level 3 to Level 2 is the result of availability of vendor price.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

	Asset Backed Securities	Senior Floating Rate Interests	Corporate Bonds	Common Stocks	Preferred Stocks		Collateralized Mortgage Obligations	Warrants	Total
Assets:
Beginning Balance	$92,811	$740,663	$83,800	$-	$-		$-	$-	$917,274
Paydowns Received	(35,386)	(2,500)	-	-	-		(46,075)	-	(83,961)
Realized Gain/Loss	1,705	-	-	-	-		-	6,271	7,976
Change in unrealized gain/loss	(413)	66,568	(66,224)	-	-		(5,430)	16	(5,483)
Purchases	-	506,224	-	-	-	*	976,032	-	1,482,256
Sales	-	-	-	-	-		-	(6,287)	(6,287)
Corporate Actions	-	-	8,170	-	-		-	-	8,170
Transfers into Level 3	187,810	-	95,137	24	-		-	-	282,971
Transfers out of Level 3	(58,717)	-	-	-	-		-	-	(58,717)
Ending Balance	$187,810	$1,310,955	$120,883	$24	$-	*	$924,527	$-	$2,544,199
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016	$711	$66,568	$(66,224)	$-	$-		$(5,430)	$-	$(4,375)
*Market value is less than $1.

As of February 29, 2016, the swap agreements outstanding were as follows:

Counterparty	Termination Date	Notional Amount ($000)	Pay Fixed Rate	Receive Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America	10/16/2019	$57,000	1.6440%	3 Month LIBOR	$(1,614,416)
Bank of America	10/17/2019	$25,000	1.4605%	3 Month LIBOR	(525,503)
					$(2,139,919)

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Schahin II Finance Company SPV Ltd. 5.88% due 09/25/22	01/08/14	$498,608	$97,732
Bush Truck Leasing LLC 2011-AA, 5.00% due 09/25/18	03/04/11	15,751	15,782
Totals		$514,359	$113,514

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Build America Bonds Managed Duration Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust.

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the last available bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

The value of interest rate swap agreements are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the CME price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s)

“fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, or Level 3, as indicated in this report.

Indicative quotes from broker—dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets and liabilities, i.e. prices provided by a broker—dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker— dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.  Federal Income Taxes
As of February 29, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$463,879,536	$75,670,0077	$(6,970,372)	$68,699,635

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: April 28, 2016

By:  /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: April 28, 2016